Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Lease Cost

Supplemental balance sheet information related to the leases were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
ROU assets	89,832	72,733
Operating lease liabilities – current	(7,984)	(1,204)
Operating lease liabilities – non-current	(20,977)	(13,389)
Weighted average remaining lease terms	10.72year	11.41year
Weighted average incremental borrowing rate	10.47%	9.67%

The components of lease expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses for variable payments	7,382	—	—
Operating lease expenses for fixed payments	57,195	27,903	8,548
Short-term lease expenses	10,527	7,592	7,704
Total	75,104	35,495	16,252

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	37,904	5,982	2,130

Supplemental noncash information:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	12,980	—	14,578
ROU assets disposed as reduction of operating lease liabilities due to lease termination	140,507	32,375	390

Schedule of Future Lease Payments

The future lease payments were as follows:

As of December 31, 2025
RMB
2026	1,136
2027	1,699
2028	1,729
2029	1,746
2030	1,796
Thereafter	8,683
Total lease payments	16,789
Less: imputed interest	(2,196)
Total lease liabilities	14,593